Summary of Performance Units Activity (Parenthetical) (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Table]
Net settlement on vesting of performance units, shares	691,958	731,701		590
Performance Units
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Table]
Forfeited, number of shares (Units)			1,443,624
Increase due to achievement of higher-than-target performance for grants in 2017, percentage		2.70%
Decrease due to achievement of lower-than-target performance for grants in 2017, percentage		12.50%
Performance Units | Minimum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Table]
Addition due to achievement of higher than target performance, percentage					0.80%
Reduction due to achievement of lower than target performance, percentage				5.20%
Performance Units | Maximum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Table]
Addition due to achievement of higher than target performance, percentage					6.60%
Reduction due to achievement of lower than target performance, percentage				6.70%